Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2021	Mar. 31, 2023	Dec. 31, 2022
Contingencies
Commitments related to leasehold improvements and installation of equipment for hotel operations which is expected to be incurred within one year		¥ 27,700	¥ 1,289
Loss in excess of the amount accrued	¥ 12,333